EQUITY	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

11.	EQUITY

Common Shares
During 2012, Dehaier issued 60,000 restrict unregistered common shares to independent consultants in connection with investment counseling and financial advisory services rendered for the Company. The fair value of the shares on the grant date based on the closing price was approximately $109,000.

Statutory Surplus Reserves

A PRC company is required to make appropriations to statutory surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s’ registered capital.

The statutory surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of shares currently held by them, provided that the remaining statutory surplus reserve balance after such issue is not less than 25% of the registered capital.

Since Dehaier is a British Virgin Islands’ company, it will not be subject to the statutory surplus reserve provisions. BDL is a joint-venture company and the statutory surplus reserve provisions will be determined by its board of directors. As of March 18, 2013, BDL’s board of directors has not yet made such determination. Therefore, no amount was allocated to the statutory surplus reserve account.

BTL appropriated 10% of its net profits as statutory surplus reserve, which is included as part of the non-controlling interest in the equity section. As of June 30, 2013 and December 31, 2012, statutory surplus reserve activity was as follows:

	June 30,	December 31,
	2013 US$	2012 US$

Balance – beginning of year	75,489	74,469
Addition to statutory reserves	-	1,020
Balance –end of year	75,489	75,489

Stock Option Plan

Under the employee stock option plan, the Company’s stock options expire five years from the date of grant. On December 29, 2011, the Company entered into five-year agreements with its employees and directors. In connection with their services, the Company issued an aggregate of 450,000 options to acquire the Company’s common shares at an exercise price of $1.45 per share. The options vest in equal annual installments over the five years of the agreements ending December 31, 2016. As of June 30, 2013, 360,000 options have not been vested.

The Company valued the stock options using the Black-Scholes model with the following assumptions:

	Expected Terms (years)	Expected Volatility	Dividend Yield	Risk Free Interest Rate	Grant Date Fair Value
Employees	5	126%	0%	0.83%	$1.22
Directors and officers	5	126%	0%	0.83%	$1.22

The following is a summary of the option activity:

Stock options	Shares	Weighted Average Exercise Price		Aggregate Intrinsic Value
Outstanding as of December 31, 2011	450,000
Granted	-	$
Forfeited	-
Exercised	-
Outstanding as of December 31, 2012	450,000		$1.45	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding as of June 30, 2013	450,000		$1.45	$400,500

Following is a summary of the status of options outstanding and exercisable at June 30, 2013:

Outstanding options			Exercisable options
Average Exercise price	Number	Average remaining contractual life (years)	Average Exercise price	Number	Average remaining contractual life (years)
$1.45	450,000	3.5	$1.45	90,000	3.5

For the six months ended June 30, 2013 and 2012, the Company recognized $43,737 and $124,077, respectively, as compensation expense under its stock option plan.